Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Net loss	$ (4,389)	$ (7,445)	$ (7,525)	$ (14,120)
Other comprehensive loss items that may be reclassified subsequently to net (loss) income
Exchange differences on translation of foreign operations	678	1,553	(79)	1,883
Total other comprehensive (loss) income	678	1,553	(79)	1,883
Total comprehensive loss	$ (3,711)	$ (5,892)	$ (7,604)	$ (12,237)